RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2022
Accounting Changes and Error Corrections [Abstract]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
NOTE 2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
The Company had recognized a liability upon closing of their initial public offering in May 2021 for a portion of the underwriters’ commissions which was contingently payable upon closing of a future business combination, with the offsetting entry resulting in an initial discount to the securities sold in the initial public offering. On June 6, 2022, Goldman Sachs & Co. LLC irrevocably waived its rights to the deferred underwriting commissions due under the underwriting agreement. The Company did not recognize the waiver in the Company’s Form
10-Qs
for the quarterly periods ended June 30, 2022 and September 30, 2022 (the “Affected Quarterly Periods”). Upon subsequent review and analysis, management concluded that the Company should have recognized the extinguishment of contingent liability allocated to Public Shares as an adjustment to the carrying value of the Class A ordinary shares subject to possible redemption.
Therefore, the Company’s management and the Audit Committee of the Company’s Board of Directors (the “Audit Committee”) concluded that the Company’s Affected Quarterly Periods should no longer be relied upon and that it is appropriate to restate them. As such, the Company will restate its financial statements in this Form
10-K.
The previously presented Affected Quarterly Period should no longer be relied upon.
Impact of the Restatement
The impact of the restatement on the unaudited interim balance sheets, statements of changes in stockholders’ deficit and statements of cash flows for the affected period is presented below. The restatement had no impact on net cash flows from operating, investing or financing activities.

Balance Sheets:
The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported balance sheet as of June 30, 2022:

	As of June 30, 2022
	As Previously Reported	Restatement Adjustment	As Restated
Total Assets	$276,393,463	$—	$276,393,463

Total current liabilities	412,495	—	412,495
Deferred underwriting commissions	9,625,000	(3,609,375)	6,015,625

Total liabilities	10,037,495	(3,609,375)	6,428,120

Class A ordinary shares subject to possible redemption	275,043,954	—	275,043,954
Preferred shares	—	—	—
Class A ordinary shares	91	—	91
Class B ordinary shares	688	—	688
Additional paid-in capital	—	—	—
Accumulated deficit	(8,688,765)	3,609,375	(5,079,390)

Total shareholders’ deficit	(8,687,986)	3,609,375	(5,078,611)

Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Deficit	$276,393,463	$—	$276,393,463

The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported balance sheet as of September 30, 2022:

	As of September 30, 2022
	As Previously Reported	Restatement Adjustment	As Restated
Total Assets	$276,978,583	$—	$276,978,583

Total current liabilities	467,636	—	467,636
Deferred underwriting commissions	9,625,000	(3,609,375)	6,015,625

Total liabilities	10,092,636	(3,609,375)	6,483,261

Class A ordinary shares subject to possible redemption	275,905,944	—	275,905,944
Preferred shares	—	—	—
Class A ordinary shares	91	—	91
Class B ordinary shares	688	—	688
Additional paid-in capital	—	—	—
Accumulated deficit	(9,020,776)	3,609,375	(5,411,401)

Total shareholders’ deficit	(9,019,997)	3,609,375	(5,410,622)

Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Deficit	$276,978,583	$—	$276,978,583

Statement of Changes in Stockholders’ Deficit:
The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported accumulated deficit in the statement of changes in stockholders’ deficit for the six months ended June 30, 2022:

	For the Six Months Ended June 30, 2022
	As Previously Reported	Restatement Adjustment	As Restated
Balance—December 31, 2021	$(8,053,173)	$—	$(8,053,173)
Adjustment for accretion of Class A ordinary shares subject to possible redemption amount	(43,954)	3,609,375	3,565,421
Net loss	(591,638)	—	(591,638)

Balance—June 30, 2022	$(8,688,765)	$3,609,375	$(5,079,390)

The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported accumulated deficit in the statement of changes in stockholders’ deficit for the nine months ended September 30, 2022:

	For the Nine Months Ended September 30, 2022
	As Previously Reported	Restatement Adjustment	As Restated
Balance—December 31, 2021	$(8,053,173)	$—	$(8,053,173)
Adjustment for accretion of Class A ordinary shares subject to possible redemption amount	(905,944)	3,609,375	2,703,431
Net loss	(61,659)	—	(61,659)

Balance—September 30, 2022	$(9,020,776)	$3,609,375	$(5,411,401)

Statement of Cash Flows:
The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported statement of cash flows for the six months ended June 30, 2022:

	For the Six Months Ended June 30, 2022
	As Previously Reported	Restatement Adjustment	As Restated
Supplemental disclosure of noncash financing activities:
Extinguishment of deferred underwriting commissions allocated to Public Shares	$—	$3,609,375	$3,609,375
The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported statement of cash flows for the nine months ended September 30, 2022:

	For the Nine Months Ended September 30, 2022
	As Previously Reported	Restatement Adjustment	As Restated
Supplemental disclosure of noncash financing activities:
Extinguishment of deferred underwriting commissions allocated to Public Shares	$—	$3,609,375	$3,609,375